Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating revenues
Time charter revenues	$ 226,058	$ 121,091	$ 37,928
Voyage charter revenues	502,284	331,388	202,283
Finance lease interest income	2,194	577	0
Other income	23,770	5,878	1,615
Total operating revenues	754,306	458,934	241,826
Other operating (losses) gains	(2,683)	108,923	68,989
Operating expenses
Voyage expenses and commission	161,641	109,706	103,708
Contingent rental income	(18,621)	0	0
Ship operating expenses	119,515	64,357	49,607
Charter hire expenses	67,846	43,387	0
Impairment loss on vessels and vessels held under capital lease	61,692	0	0
Provision for uncollectible receivable	4,000	0	0
Administrative expenses	37,026	10,582	4,943
Depreciation	141,043	52,607	31,845
Total operating expenses	574,142	280,639	190,103
Net operating income	177,481	287,218	120,712
Other income (expenses)
Interest income	367	47	118
Interest expense	(56,687)	(17,621)	(7,421)
Gain on sale of shares	0	0	16,850
Share of results from associated company and gain on equity interest	0	2,727	16,064
Impairment loss on shares	(7,233)	(10,507)	0
Foreign currency exchange gain	9	134	18
Gain (loss) on derivatives	3,718	(6,782)	(8,779)
Other non-operating items, net	204	320	(148)
Net other (expenses) income	(59,622)	(31,682)	16,702
Net income before income taxes and non-controlling interest	117,859	255,536	137,414
Income tax expense	(345)	(150)	0
Net income from continuing operations	117,514	255,386	137,414
Net loss from discontinued operations	0	(131,006)	(51,159)
Net income	117,514	124,380	86,255
Net (income) loss attributable to non-controlling interest	(504)	30,244	63,214
Net income attributable to the Company	$ 117,010	$ 154,624	$ 149,469
Loss per share attributable to Frontline Ltd. stockholders:
Basic and diluted earnings per share attributable to the Company from continuing operations (in dollars per share)	$ 0.75	$ 2.13	$ 1.10
Basic and diluted (loss) earnings per share attributable to the Company from discontinued operations (in dollars per share)	0.00	(0.84)	0.10
Basic and diluted earnings per share attributable to the Company (in dollars per share)	0.75	1.29	1.19
Cash dividends per share declared, as restated for reverse business acquisition and reverse share split (in dollars per share)	$ 1.05	$ 0.25	$ 4.46